Operating segments	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Operating segments
Note 6. Operating segments
Identification of reportable operating segments
The Consolidated Entity’s operating segment is based on the internal reports that are reviewed and used by the Board of Directors (being the CODM) in assessing performance and in determining the allocation of resources.

The Consolidated Entity operates in the pharmaceutical research and development business. There are no operating segments for which discrete financial information exists.
The information reported to the CODM, on at least a quarterly basis, is the consolidated results as shown in the statement of profit
or
loss and other comprehensive income and statement of financial position.